Consolidated Quarterly Holdings Report
for

Fidelity® Series Commodity Strategy Fund

October 31, 2020

SCR-S-QTLY-1220
1.899304.112

Consolidated Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 8.7%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.12% 12/31/20 to 1/21/21 (a)(b)
(Cost $499,904,551)	500,000,000	499,911,644
	Shares	Value

Money Market Funds - 92.5%
Fidelity Cash Central Fund 0.10% (c)
(Cost $5,326,906,770)	5,326,330,594	5,327,395,861
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $5,826,811,321)		5,827,307,505
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(68,940,892)
NET ASSETS - 100%		$5,758,366,613

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	1,507	Dec. 2020	$30,026,975	$5,714,029	$5,714,029
CBOT KC HRW Wheat Contracts (United States)	311	Dec. 2020	8,416,438	1,772,914	1,772,914
CBOT Soybean Contracts (United States)	593	Jan. 2021	31,317,813	191,219	191,219
CBOT Soybean Meal Contracts (United States)	543	Jan. 2021	20,177,880	827,579	827,579
CBOT Soybean Oil Contracts (United States)	691	Jan. 2021	13,872,516	45,824	45,824
CBOT Wheat Contracts (United States)	549	Dec. 2020	16,428,825	2,651,774	2,651,774
CME Lean Hogs Contracts (United States)	319	Dec. 2020	8,367,370	457,280	457,280
CME Live Cattle Contracts (United States)	395	Dec. 2020	17,111,400	(210,757)	(210,757)
COMEX Copper Contracts (United States)	495	Dec. 2020	37,822,688	2,099,396	2,099,396
COMEX Gold 100 oz. Contracts (United States)	430	Dec. 2020	80,713,300	1,779,163	1,779,163
COMEX Silver Contracts (United States)	204	Dec. 2020	24,196,360	(2,688,085)	(2,688,085)
ICE Brent Crude Contracts (United Kingdom)	510	Nov. 2020	19,282,850	(1,638,452)	(1,638,452)
ICE Coffee 'C' Contracts (United States)	293	Dec. 2020	11,470,950	(1,040,234)	(1,040,234)
ICE Cotton No. 2 Contracts (United States)	212	Dec. 2020	7,305,520	950,746	950,746
ICE Low Sulphur Gasoil Contracts (United States)	209	Jan. 2021	6,507,025	(767,134)	(767,134)
ICE Sugar No. 11 Contracts (United States)	982	Feb. 2021	15,793,702	1,939,788	1,939,788
LME Aluminum Contracts (United Kingdom)	474	Jan. 2021	21,940,275	325,451	325,451
LME Nickel Contracts (United Kingdom)	164	Jan. 2021	14,913,012	260,170	260,170
LME Zinc Contracts (United Kingdom)	290	Jan. 2021	18,288,125	912,655	912,655
NYMEX Gasoline RBOB Contracts (United States)	154	Dec. 2020	6,623,946	(871,150)	(871,150)
NYMEX Natural Gas Contracts (United States)	1,836	Dec. 2020	63,908,540	2,716,710	2,716,710
NYMEX NY Harbor ULSD Contracts (United States)	123	Dec. 2020	5,620,978	(543,117)	(543,117)
NYMEX WTI Crude Oil Contracts (United States)	635	Dec. 2020	22,879,950	(2,999,344)	(2,999,344)
TOTAL FUTURES CONTRACTS					$11,886,425

The notional amount of futures purchased as a percentage of Net Assets is 8.7%

Swaps

Underlying Reference	Pay/Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Nov. 2020	$92,000,000	$2,562,070	$0	$2,562,070
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Nov. 2020	30,000,000	20,332	0	20,332
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Dec. 2020	150,000,000	101,661	0	101,661
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Canadian Imperial Bank Of Commerce	Jan. 2021	150,000,000	2,289,931	0	2,289,931
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Dec. 2020	115,000,000	(719,716)	0	(719,716)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Dec. 2020	95,000,000	407,305	0	407,305
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Citibank, N.A.	Jan. 2021	163,000,000	2,490,044	0	2,490,044
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Citibank, N.A.	Jan. 2021	107,000,000	681,696	0	681,696
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Feb. 2021	84,000,000	(327,754)	0	(327,754)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A..	Nov. 2020	123,000,000	97,010	0	97,010
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Dec. 2020	100,000,000	(748,098)	0	(748,098)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Dec. 2020	92,000,000	394,443	0	394,443
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Credit Suisse International	Dec. 2020	88,000,000	(658,326)	0	(658,326)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Dec. 2020	100,000,000	(746,920)	0	(746,920)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Dec. 2020	95,000,000	(709,574)	0	(709,574)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Jan. 2021	130,000,000	(2,036,399)	0	(2,036,399)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Jan. 2021	120,000,000	1,662,969	0	1,662,969
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Feb. 2021	135,000,000	(3,653,406)	0	(3,653,406)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Nov. 2020	100,000,000	(879,232)	0	(879,232)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Jan. 2021	106,000,000	(2,287,022)	0	(2,287,022)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Feb. 2021	146,000,000	(3,951,731)	0	(3,951,731)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Feb. 2021	85,000,000	286,777	0	286,777
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Dec. 2020	111,000,000	(754,754)	0	(754,754)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Dec. 2020	110,000,000	1,560,656	0	1,560,656
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Jan. 2021	125,000,000	2,814,113	0	2,814,113
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Jan. 2021	120,000,000	(1,878,701)	0	(1,878,701)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Jan. 2021	105,000,000	2,395,180	0	2,395,180
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 10 basis points	At Maturity	Merrill Lynch International	Nov. 2020	169,000,000	(1,475,762)	0	(1,475,762)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Nov. 2020	72,000,000	3,473,540	0	3,473,540
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 10 basis points	At Maturity	Merrill Lynch International	Dec. 2020	162,000,000	1,472,944	0	1,472,944
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Jan. 2021	166,000,000	1,056,492	0	1,056,492
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Merrill Lynch International	Feb. 2021	105,000,000	(2,467,148)	0	(2,467,148)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Nov. 2020	150,000,000	1,356,768	0	1,356,768
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Dec. 2020	133,000,000	259,061	0	259,061
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Dec. 2020	100,000,000	1,197,760	0	1,197,760
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Dec. 2020	85,000,000	57,608	0	57,608
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Jan. 2021	117,000,000	1,401,379	0	1,401,379
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Nov. 2020	170,000,000	2,404,657	0	2,404,657
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Jan. 2021	116,000,000	2,644,260	0	2,644,260
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Jan. 2021	82,000,000	1,844,665	0	1,844,665
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Nov. 2020	100,000,000	2,785,954	0	2,785,954
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Dec. 2020	135,000,000	107,788	0	107,788
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Dec. 2020	111,000,000	216,984	0	216,984
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Dec. 2020	100,000,000	1,198,280	0	1,198,280
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Jan. 2021	128,000,000	1,773,202	0	1,773,202
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Feb. 2021	64,000,000	(1,503,812)	0	(1,503,812)

TOTAL RETURN SWAPS								$16,217,174	$0	$16,217,174

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,075,322.

 (b) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $361,220,906.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,525,771
Total	$1,525,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Geode Series Commodity Return Cayman Ltd.	$1,126,625,248	$--	$430,001,294	$--	$245,544,580	$13,942,943	$956,111,477

The Fund invests in certain commodity-related investments through Geode Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of October 31, 2020, the Fund held an investment of $956,111,477 in the Subsidiary, representing 16.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market. Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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